Basic and Diluted Loss Per Share - Additional Information (Detail)	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013
Earnings Per Share Disclosure [Line Items]
Warrants and options excluded from the computation of potentially dilutive securities	7,288,812	1,871,006	7,212,735